Assets held for sale and discontinued operations - Summary of Income Statement and Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue	£ 18,449	£ 13,665	[1]	£ 13,360	[2]
Operating profit	4,371	2,401	[1]	2,279	[3]
Finance income	50	58	[1]	54	[2]
Finance costs	(1,072)	(853)	[1]	(1,020)	[2]
Profit/(loss) before tax	3,441	1,664	[1]	1,400	[2]
Total profit after tax from discontinued operations	171	337	[4]	235	[2]
Amount of accretion on inflation linked liabilities	241	46		85
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations	2,172	1,658	[4]	(782)	[4]
Net losses in respect of cash flow hedging of capital expenditure	(1)	(12)	[4]	(17)	[4]
Tax on items that will never be reclassified to profit or loss	(496)	(472)	[4]	232	[4]
Total items from continuing operations that will never be reclassified to profit or loss	1,687	1,220	[4]	(576)	[4]
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net (losses)/gains in respect of cash flow hedges	(57)	67	[4]	(121)	[4]
Net (losses)/gains in respect of cost of hedging	1	20	[4]	(80)	[4]
Tax on items that may be reclassified subsequently to profit or loss	15	(8)	[4]	33	[4]
Total items from continuing operations that may be reclassified subsequently to profit or loss	579	(1,187)	[4]	373	[4]
Other comprehensive income/(loss) for the year, net of tax	2,477	(183)	[4]	(165)	[4]
Total comprehensive income/(loss) for the year	4,831	1,458	[4]	1,100	[4]
Before exceptional items and remeasurements
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue		13,665		13,360
Operating profit	3,813	2,427		2,804
Finance income	65	35		70
Finance costs	(1,146)	(900)		(999)
Profit/(loss) before tax	2,880	1,628		1,963
Exceptional items and remeasurements
Summary income statement and comprehensive income, discontinued operations [line items]
Operating profit	558	(26)		(525)
Finance income	(15)	23		(16)
Finance costs	74	47		(21)
Profit/(loss) before tax	561	36		(563)
Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue	1,362	1,114		1,180
Operating costs	(725)	(620)		(702)
Operating profit	637	494		478
Finance income	0	0		6
Finance costs	(230)	(75)		(147)
Profit/(loss) before tax	407	419		337
Tax	(236)	(82)		(111)
Profit after tax from discontinued operations	171	337		226
Gain on disposal	0	0		9
Total profit after tax from discontinued operations	171	337		235
Amount of accretion on inflation linked liabilities	158	38		76
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations	309	(250)		58
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	(1)	(11)		(3)
Net losses in respect of cash flow hedging of capital expenditure	0	(2)		0
Tax on items that will never be reclassified to profit or loss	(94)	50		(20)
Total items from continuing operations that will never be reclassified to profit or loss	214	(213)		35
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net (losses)/gains in respect of cash flow hedges	1	3		(1)
Net (losses)/gains in respect of cost of hedging	(4)	(6)		2
Tax on items that may be reclassified subsequently to profit or loss	0	0		2
Total items from continuing operations that may be reclassified subsequently to profit or loss	(3)	(3)		3
Other comprehensive income/(loss) for the year, net of tax	211	(216)		38
Total comprehensive income/(loss) for the year	382	£ 121		£ 273
Discontinued operations | Exceptional items and remeasurements | UK
Summary income statement and comprehensive income, discontinued operations [line items]
Deferred tax charge arising as a result of UK tax rate change	£ 145

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[4]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.